Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 2,615,474	$ 878,369
Deferred					(221,059)	(136,729)
State and Local
Current
Deferred
Change in valuation allowance					221,059	136,729
Income tax provision (benefit)	$ 5,002	$ 650,235	$ 924,823	$ 2,053,257	$ 2,615,474	$ 878,369